UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D. C.  20549
FORM 13F
FORM 13F COVER PAGE


Report for the Quarter Ended:  June 30, 2008
Check here if Amendment [X ];
Amendment Number:  _______1_________
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Albion Financial Group
Address: 	812 East 2100 South
		Salt Lake City, UT  84106

13F File Number:	28-6676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report:

Name:		John Q. Bird
Title:		Executive Vice-President
Phone:		801-487-3700

Signature, Place, and Date of Signing:



John Q. Bird		Salt Lake City, Utah		May 23, 2011

Report Type:
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:			0
Form 13F Information Table Entry Total: 		92
Form 13F Information Table Value Total in Thousands: 	$ 270,359

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      570     8194 SH       Sole                                       8194
A-Power Energy Generation Syst COM              G04136100     2609    97904 SH       Sole                                      97904
Abb Ltd                        COM              000375204     9926   350510 SH       Sole                                     350510
Advanced Cell Tech Inc         COM              00752K105        1    15000 SH       Sole                                      15000
Aixtron Aktiengesellschaft - A COM              009606104      106    10330 SH       Sole                                      10330
Akamai Technologies, Inc.      COM              00971T101    16235   466644 SH       Sole                                     466644
Allegheny Technologies Inc.    COM              01741r102     5471    92297 SH       Sole                                      92297
Apple Computer, Inc.           COM              037833100      378     2260 SH       Sole                                       2260
Aptargroup, Inc.               COM              038336103      561    13384 SH       Sole                                      13384
Atheros Communications, Inc.   COM              04743p108     5016   167196 SH       Sole                                     167196
Atwood Oceanics Inc.           COM              050095108      951     7650 SH       Sole                                       7650
BP P.L.C.                      COM              055622104      580     8338 SH       Sole                                       8338
Bank of America Corp.          COM              060505104      419    17553 SH       Sole                                      17553
Bluephoenix Solutions, Ltd     COM              M20157109     1228   266465 SH       Sole                                     266465
Cameron International Corp     COM              13342b105     1915    34591 SH       Sole                                      34591
Ceragon Networks Ltd.          COM              m22013102     2991   386379 SH       Sole                                     386379
China Fire & Security Group In COM              16938R103     2255   280081 SH       Sole                                     280081
China Medical Technologies, In COM              169483104    11481   232411 SH       Sole                                     232411
China Security                 COM              16942J105      141    10435 SH       Sole                                      10435
Citrix Systems Inc.            COM              177376100     4735   161015 SH       Sole                                     161015
Dentsply International Inc.    COM              249030107     9616   261315 SH       Sole                                     261315
E-House Holdings ADR           COM              26852W103      129    11370 SH       Sole                                      11370
Eastman Chemical Co.           COM              277432100     1042    15127 SH       Sole                                      15127
Exact Identification Corp.     COM              300626108        0    10000 SH       Sole                                      10000
Exxon Mobil Corp.              COM              30231G102     3901    44263 SH       Sole                                      44263
Focus Media Holding Limited -  COM              34415v109     8098   292131 SH       Sole                                     292131
General Electric               COM              369604103    16706   625934 SH       Sole                                     625934
Google Inc.                    COM              38259P508      667     1267 SH       Sole                                       1267
Harris Corporation             COM              413875105      263     5200 SH       Sole                                       5200
Hewlett-Packard Co.            COM              428236103      208     4711 SH       Sole                                       4711
Honeywell International Inc.   COM              438516106      201     4000 SH       Sole                                       4000
Jinpan Intl Ltd                COM              G5138L100     2149    58750 SH       Sole                                      58750
Johnson & Johnson              COM              478160104      375     5829 SH       Sole                                       5829
Mellanox Technologies, Ltd.    COM              M51363113     1234    91156 SH       Sole                                      91156
Microsoft Corp.                COM              594918104      236     8572 SH       Sole                                       8572
Mindray Medical Intl Ltd.      COM              602675100     1047    28065 SH       Sole                                      28065
NICE-Systems Ltd. ADR          COM              653656108    11063   374133 SH       Sole                                     374133
Natl Oilwell Varco             COM              637071101    18760   211448 SH       Sole                                     211448
Nuance Communication           COM              67020Y100      248    15855 SH       Sole                                      15855
Procter & Gamble Co.           COM              742718109     9570   157376 SH       Sole                                     157376
Quanta Services, Inc.          COM              74762e102     8523   256180 SH       Sole                                     256180
Questar Corp.                  COM              748356102      238     3354 SH       Sole                                       3354
Royal Dutch Shell A            COM              780259206      212     2600 SH       Sole                                       2600
Schlumberger Ltd.              COM              806857108     2029    18886 SH       Sole                                      18886
Stericycle, Inc                COM              858912108    14084   272426 SH       Sole                                     272426
Suntech Power Holdings         COM              86800C104    10158   271167 SH       Sole                                     271167
T-3 Energy Services Inc        COM              87306E107      206     2595 SH       Sole                                       2595
Thermo Fisher Scientific       COM              883556102    11064   198524 SH       Sole                                     198524
Union Pacific Corp.            COM              907818108      387     5121 SH       Sole                                       5121
VCA Antech, Inc.               COM              918194101     7482   269330 SH       Sole                                     269330
Videolocity Internatinal Inc.  COM              92658y206        0    20000 SH       Sole                                      20000
Weatherford Intl               COM              G95089101     3771    76040 SH       Sole                                      76040
Wells Fargo & Co.              COM              949746101      289    12178 SH       Sole                                      12178
Market Vectors Agribusiness ET COM              57060U605      257     4147 SH       Sole                                       4147
Powershares QQQ Tr Ser 1       COM              73935a104     1079    23884 SH       Sole                                      23884
Powershares Wilderhill Energy  COM              73935X500     1072    54813 SH       Sole                                      54813
Sector SPDR TR SBI Utilities R COM              81369Y886      643    15787 SH       Sole                                      15787
Solar Energy Index ETF         COM              18383m621      446    17284 SH       Sole                                      17284
Standard & Poors Depository Re COM              78462F103      257     2009 SH       Sole                                       2009
iShares Goldman Sachs Natural  COM              464287374     2206    14397 SH       Sole                                      14397
iShares Russell Midcap Index F COM              464287499     1926    20104 SH       Sole                                      20104
BLDRS Emerging Markets Index F COM              09348r300      341     6663 SH       Sole                                       6663
iShares FTSE/Xinhua China 25 I COM              464287184     1294     9890 SH       Sole                                       9890
iShares MSCI Canada            COM              464286509     1142    34447 SH       Sole                                      34447
iShares MSCI Emerging Market I COM              464287234     1856    13678 SH       Sole                                      13678
iShares MSCI Pacific ex-Japan  COM              464286665      616     4530 SH       Sole                                       4530
iShares S&P Global             COM              464288711      334     5149 SH       Sole                                       5149
iShares Lehman 1-3 Yr          COM              464287457      726     8763 SH       Sole                                       8763
iShares Lehman TIPS            COM              464287176      944     8749 SH       Sole                                       8749
iShares iBoxx $ High Yield Cor COM              464288513      354     3769 SH       Sole                                       3769
iShares iBoxx $Invest Grade Co COM              464287242    14725   145216 SH       Sole                                     145216
Aeterna Zentaris Inc.          COM              007979990       44    42308 SH       Sole                                      42308
General Electric               COM              369604103    15968   598260 SH       Sole                                     598260
Valspar Corp.                  COM              920355104     5339   282360 SH       Sole                                     282360
Aberdeen Asia-Pacific Inc. Fnd COM              003009107      287    47600 SH       Sole                                      47600
Aberdeen Global Income Fund In COM              003013109      273    23000 SH       Sole                                      23000
Morgan Stanley Emerging Market COM              61744h105      116    12500 SH       Sole                                      12500
Hospitalities Trust REIT       COM              44106m102      389    15899 SH       Sole                                      15899
ING Clarion Global REIT        COM              44982g104      397    29881 SH       Sole                                      29881
Excelsior Value & Restructurin COM              19765y514      343 6058.493 SH       Sole                                   6058.493
Tiaa-Cref Inst Mid Cap Value I COM              87244w581      550 39716.428 SH      Sole                                  39716.428
Tiaa-Cref Inst Small Cap Value COM              87244w524      533 49697.049 SH      Sole                                  49697.049
Fidelity AMT Tax Free Money Fu COM              316448406      660 660362.910 SH     Sole                                 660362.910
Fidelity Institutional MM FDS  COM              316175108       41 40913.040 SH      Sole                                  40913.040
Fidelity US Government Money M COM              316413202      288 287574.670 SH     Sole                                 287574.670
Franklin Fed Interm T/F A      COM              354723710      158 14072.120 SH      Sole                                  14072.120
Nuveen Arizona Municipal Bond  COM              67065l104      184 18056.265 SH      Sole                                  18056.265
Putnam Arizona Tax Exempt Inco COM              746441104       93 10554.112 SH      Sole                                  10554.112
UBS Select Money Fund Inst     COM              90262y505     1522 1521903.780 SH    Sole                                 1521903.78
MarkWest Energy Partners       COM              570759100      747    20963 SH       Sole                                      20963
Teppco Partners L.P            COM              872384102      462    13934 SH       Sole                                      13934
Advisor's Disciplined Income T COM              30267q347      218  297.000 SH       Sole                                    297.000